Loans and amounts due from credit institutions (Tables)	12 Months Ended
Dec. 31, 2019
Loans and amounts due from credit institutions (Tables) [Abstract]
Balances of Loans and amounts due from credit institutions

The breakdown, by classification, type and currency, of the balances of “Loans and amounts due from credit institutions” in the consolidated financial statements is as follows:

Thousand of reais	2019	2018	2017

Classification:
Loans and receivables	-	-	65,209,902
Financial Assets Measured At Amortized Cost	109,233,128	-	-
Of which:
Loans and amounts due from credit institutions, gross	109,246,671	79,620,562	65,278,917
Impairment losses (note 9.c)	(13,543)	(13,561)	(69,015)
Loans and amounts due from credit institutions, net	109,233,128	79,607,001	65,209,902
Loans and amounts due from credit institutions, gross	109,247,248	79.620.562	65,278,917

Thousand of reais	2019	2018	2017

Type:
Time deposits (2)	66,908,232	64,547,525	53,128,272
Reverse repurchase agreements (1) (2)	100,246	3,728,963	270,735
Escrow deposits	11,424,537	10,182,936	10,136,079
Cash and Foreign currency investments (2)(3)	-	-	-
Other accounts (3)	30,814,233	1,161,138	1,743,831
Total	109,247,248	79,620,562	65,278,917

(1)            Guaranteed by debt instruments.

(2)            Includes R$100,246 of short-term transactions with a low risk of change in value, considered cash equivalents.

(3)            In 2019, the balances related to compulsory deposits were reclassified from cash and reserves at the Central Bank of Brazil to the item Loans and other amounts with credit institutions for better presentation and, consequently, the respective comparative balances also have been reclassified.

Loans and amounts due from credit institutions - Currency
Thousand of reais	2019	2018	2017

Currency:
Brazilian Real	107,693,973	91,419,015	63,397,123
US dollar	1,401,601	422,247	15,044,088
Euro	151,097	32,058	307,633
Pound sterling	-	-	3,585
Other currencies	-	-	8,920
Total	109,246,671	91,873,320	78,761,349

Cash equivalents
Thousand of reais	2019	2018	2017

Cash equivalents:
Short-term transactions and low risk of change in its value	1,216,192	5,821,573	2,028,581